Document and Entity Information	12 Months Ended
Aug. 31, 2024
Cover [Abstract]
Entity Central Index Key	0001772177
Amendment Flag	false
Entity Registrant Name	KURA SUSHI USA, INC.
Document Type	DEF 14A